Description of Business and Basis of Presentation - Venezuela Fire (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended		18 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		18 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		18 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jan. 31, 2013 Inventory Insurance [Member]	Mar. 31, 2013 Inventory Insurance [Member]	Sep. 30, 2013 Inventory Insurance [Member]	Dec. 31, 2012 Inventory Insurance [Member]	Dec. 31, 2011 Inventory Insurance [Member]	Dec. 31, 2012 Inventory Insurance [Member]	Jul. 31, 2013 Business Interruption And Property [Member]	Jun. 30, 2013 Business Interruption And Property [Member]	Sep. 30, 2013 Business Interruption And Property [Member]	Dec. 31, 2012 Business Interruption And Property [Member]	Dec. 31, 2011 Business Interruption And Property [Member]	Dec. 31, 2012 Business Interruption And Property [Member]
Schedule Of Insurance Recoveries [Line Items]
Unusual or Infrequent Item, Insurance Proceeds	$ 26.3	$ 17.5	$ 6.6	$ 19.7	$ 26.3	$ 3.4		$ 3.4	$ 3.7	$ 4.7	$ 8.4	$ 14.1		$ 14.1	$ 2.9	$ 15.0	$ 17.9
Insurance recoveries		(26.4) [1]	(2.8)	(14.6)	(17.4) [1]		(8.3)	(8.3) [1]			(3.5) [1]		(18.1)	(18.1) [1]			(13.9) [1]
Other Deferred Credits, Current	$ 8.9	$ 0	$ 8.9	$ 5.1	$ 8.9			$ 0	$ 4.9		$ 4.9			$ 0	$ 4.0		$ 4.0

[1]	The gain from insurance proceeds and income from insurance recoveries is included within selling, general and administrative ("SG&A") expenses in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) in the respective periods.